CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Profit for the year	£ 94,163	£ 83,093	£ 43,450
Income tax charge	20,000	19,286	10,918
Non-cash adjustments	49,165	53,799	54,850
Tax paid	(22,737)	(14,033)	(3,120)
UK research and development credit received	0	344	2,930
Net changes in working capital	(16,073)	(21,770)	(21,360)
Net cash from operating activities	124,518	120,719	87,668
Investing activities
Purchase of non-current assets (tangibles and intangibles)	(13,674)	(13,967)	(5,429)
Proceeds from disposal of non-current assets	187	272	193
Payment for acquisition of subsidiary, net of cash acquired	(79,691)	(10,364)	(101,258)
Other acquisition related settlements	(21,179)	0	0
Interest received	3,506	184	84
Net cash used in investing activities	(110,851)	(23,875)	(106,410)
Financing activities
Proceeds from sublease	439	560	565
Repayment of lease liabilities	(13,488)	(13,805)	(11,828)
Grant received	494	139	228
Interest and debt financing costs paid	(4,011)	(885)	(911)
Proceeds from exercise of options	5,568	8,913	26
Net cash used in financing activities	(10,998)	(5,078)	(11,920)
Net change in cash and cash equivalents	2,669	91,766	(30,662)
Cash and cash equivalents at the beginning of the year	162,806	69,884	101,327
Net foreign exchange differences	(772)	1,156	(781)
Cash and cash equivalents at the end of the year	£ 164,703	£ 162,806	£ 69,884